REPORTING ENTITY	12 Months Ended
Dec. 31, 2023
Disclosure Of Reporting Entity [Abstract]
REPORTING ENTITY [Text Block]

1. REPORTING ENTITY

Taseko Mines Limited (the "Company" or "Taseko") is a corporation governed by the British Columbia Business Corporations Act. The consolidated financial statements of the Company as at and for the year ended December 31, 2023 comprise the Company, its subsidiaries and its 87.5% effective interest in the Gibraltar joint venture. The Company is principally engaged in the production and sale of metal concentrates, as well as related activities including mine permitting and development, within the Province of British Columbia, Canada and the State of Arizona, USA.